Details of Significant Accounts - Income and Expense Accounts (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Lease Expenses [Abstract]
Interest expense on lease liabilities	$ 78	$ 2,323	$ 507	$ 1,130
Expense on short-term lease contracts	76	2,272
Expense on leases of low-value assets	$ 12	$ 366